Termination of the Plan	12 Months Ended
Dec. 31, 2025
Puerto Rico Group Savings Plan
Description of the Plan
Termination of the Plan
6.	Termination of the Plan

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. Upon such termination of the Plan, the interest of each participant in the trust fund will be distributed to such participant or his or her beneficiary at the time prescribed by the Plan terms and the PR Code. In the event of Plan termination, participants would become 100% vested in their employer contributions.